united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 Laurel, MD 20707

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 7/31

Date of reporting period: 10/31/16

Item 1. Schedule of Investments.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2016
Shares		Value
	COMMON STOCKS - 23.7%
	AGRICULTURE - 1.0%
7,628	Altria Group, Inc.	$ 504,363
5,017	Philip Morris International, Inc.	483,839
10,126	Reynolds American, Inc.	557,740
		1,545,942
	APPAREL - 0.9%
27,394	Nike, Inc. - Class B	1,374,631

	BEVERAGES - 1.8%
15,201	Brown-Forman Corp.	701,830
4,331	Constellation Brands, Inc. - Class A	723,797
13,855	Molson Coors Brewing Co.	1,438,288
		2,863,915
	BUILDING MATERIALS - 1.5%
8,412	Fortune Brands Home & Security, Inc.	459,547
4,026	Martin Marietta Materials, Inc.	746,340
14,336	Masco Corp.	442,696
6,341	Vulcan Materials Co.	717,801
		2,366,384
	CHEMICALS - 0.7%
3,430	Albemarle Corp.	286,577
2,018	International Flavors & Fragrances, Inc.	263,914
2,802	PPG Industries, Inc.	260,950
1,065	The Sherwin-Williams Co.	260,776
		1,072,217
	COMMERCIAL SERVICES - 2.1%
1,363	Automatic Data Processing, Inc.	118,663
13,667	Cintas Corp.	1,457,859
2,435	Ecolab, Inc.	278,004
2,679	Equifax, Inc.	332,116
1,566	Global Payments, Inc.	113,566
6,843	Nielsen Holdings PLC	308,072
2,982	PayPal Holdings, Inc. *	124,230
2,418	Total System Services, Inc.	120,610
4,436	Verisk Analytics, Inc. *	361,756
5,773	The Western Union Co.	115,864
		3,330,740
	DIVERSIFIED FINANCIAL SERVICES - 0.2%
565	Alliance Data Systems Corp. *	115,525
1,183	MasterCard, Inc. - Class A	126,605
1,453	Visa, Inc. - Class A	119,887
		362,017
	ELECTRONICS - 0.3%
6,956	Allegion PLC	444,071

	ENERGY - ALTERNATIVE SOURCES - 0.1%
2,740	First Solar, Inc. *	110,943

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2016
Shares		Value
	HEALTHCARE - SERVICES - 0.9%
2,159	Aetna, Inc.	$ 231,769
1,918	Anthem, Inc.	233,727
3,637	Centene Corp. *	227,240
1,845	Cigna Corp.	219,241
1,397	Humana, Inc.	239,627
1,745	UnitedHealth Group, Inc.	246,621
		1,398,225
	HOME FURNISHINGS - 0.5%
15,821	Leggett & Platt, Inc.	725,867

	HOUSEWARES - 0.9%
29,306	Newell Brands, Inc.	1,407,274

	INSURANCE - 0.9%
3,205	Aon PLC	355,210
7,088	Arthur J Gallagher & Co.	341,854
5,538	Marsh & McLennan Cos., Inc.	351,054
2,761	Willis Towers Watson PLC	347,610
		1,395,728
	INTERNET - 2.0%
256	Alphabet, Inc. - Class A *	207,334
276	Alphabet, Inc. - Class C *	216,533
350	Amazon.com, Inc. *	276,437
6,263	eBay, Inc. *	178,558
2,471	Expedia, Inc.	319,327
1,633	Facebook, Inc. - Class A *	213,907
2,927	Netflix, Inc. *	365,495
196	Priceline Group, Inc. *	288,949
11,683	Symantec Corp.	292,426
4,566	TripAdvisor, Inc. *	294,416
2,717	VeriSign, Inc. *	228,282
4,780	Yahoo!, Inc. *	198,609
		3,080,273
	LODGING - 0.9%
14,805	Wynn Resorts Ltd.	1,399,813

	MEDIA - 0.9%
2,702	Charter Communications, Inc.	675,203
10,915	Comcast Corp. - Class A	674,765
		1,349,968
	MINING - 1.0%
40,919	Newmont Mining Corp.	1,515,640

	OFFICE & BUSINESS EQUIPMENT - 0.1%
12,062	Xerox Corp.	117,846

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2016
Shares		Value
	RETAIL - 1.7%
1,862	Advance Auto Parts, Inc.	$ 260,829
6,085	AutoNation, Inc. *	266,949
382	AutoZone, Inc. *	283,505
5,497	CarMax, Inc. *	274,520
10,152	Lowe's Cos, Inc.	676,631
1,030	O'Reilly Automotive, Inc. *	272,373
5,585	The Home Depot, Inc.	681,426
		2,716,233

	SEMICONDUCTORS - 1.8%
1,753	Analog Devices, Inc.	112,367
15,946	Applied Materials, Inc.	463,710
658	Broadcom Ltd.	112,044
3,206	Intel Corp.	111,793
7,011	KLA-Tencor Corp.	526,596
5,160	Lam Research Corp.	499,798
1,849	Linear Technology Corp.	111,051
1,847	Microchip Technology, Inc.	111,836
6,475	Micron Technology, Inc. *	111,111
1,578	NVIDIA Corp.	112,290
2,055	Qorvo, Inc. *	114,361
1,628	QUALCOMM, Inc.	111,876
1,471	Skyworks Solutions, Inc.	113,179
1,573	Texas Instruments, Inc.	111,447
2,216	Xilinx, Inc.	112,728
		2,836,187
	SOFTWARE - 3.1%
16,278	Activision Blizzard, Inc.	702,721
2,691	Adobe Systems, Inc.*	289,309
3,888	Akamai Technologies, Inc. *	270,099
4,029	Autodesk, Inc. *	291,216
8,778	CA, Inc.	269,836
3,426	Citrix Systems, Inc.	290,525
8,444	Electronic Arts, Inc. *	663,023
1,649	Fidelity National Information Services, Inc.	121,894
1,304	Fiserv, Inc. *	128,418
2,677	Intuit, Inc.	291,097
5,008	Microsoft Corp.	300,079
7,284	Oracle Corp.	279,851
2,058	Paychex, Inc.	113,602
3,628	Red Hat, Inc. *	280,989
3,854	Salesforce.com, Inc. *	289,667
2,639	The Dun & Bradstreet Corp.	329,479
		4,911,805
	TEXTILES - 0.4%
3,600	Mohawk Industries, Inc.	663,480

	TOTAL COMMON STOCKS (Cost $34,287,808)	36,989,199

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2016
Shares		Value
	EXCHANGE TRADED FUNDS - 65.9%
	DEBT FUNDS - 28.2%
197,339	iShares 7-10 Year Treasury Bond ETF	$ 21,719,130
276,777	Vanguard Short-Term Bond ETF	22,286,084
		44,005,214
	EQUITY FUNDS - 24.8%
146,916	iShares Cohen & Steers REIT ETF	14,521,178
94,337	Vanguard Small-Cap Growth ETF	11,761,937
114,094	Vanguard Small-Cap Value ETF	12,257,118
		38,540,233
	FOREIGN INDEX FUNDS - 12.9%
136,005	iShares MSCI Brazil Capped ETF	5,135,549
143,069	iShares MSCI Canada ETF	3,626,799
124,433	iShares MSCI India ETF	3,613,534
70,522	iShares MSCI South Korea Capped ETF	3,903,393
244,084	iShares MSCI Taiwan ETF	3,846,764
		20,126,039

	TOTAL EXCHANGE TRADED FUNDS (Cost $93,134,478)	102,671,486

	SHORT-TERM INVESTMENTS - 8.6%
	MONEY MARKET FUNDS - 8.6%
11,466,144	Fidelity Institutional Money Market Fund - Government Portfolio - Institutional Class	11,466,144
	to yield 0.27% ^
1,861,699	Fidelity Institutional Money Market Fund - Money Market Portfolio - Class I	1,861,699
	to yield 0.76% ^ +
	TOTAL SHORT-TERM INVESTMENTS (Cost $13,327,843)	13,327,843

	TOTAL INVESTMENTS - 98.2% (Cost $140,750,129) (a)	$ 152,988,528
	OTHER ASSETS LESS LIABILITIES - 1.8%	2,843,189
	NET ASSETS - 100.0%	$ 155,831,717

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $140,952,801 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 13,729,909
	Unrealized Depreciation:	(1,694,182)
	Net Unrealized Appreciation:	$ 12,035,727

* Non-Income producing security.
^ Money market fund; interest rate reflects seven-day effective yield on October 31, 2016.
+ All or a portion of this investment is a holding of the ADWAB Fund Limited.
REIT - Real Estate Investment Trust

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2016

FUTURES CONTRACTS
Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts ++ ^	Expiration	Amount at Value	Gain / (Loss) +
118	Gold	Dec-16	$ 15,022,580	$ (722,668)
Net Unrealized Loss from Open Long Futures Contracts				$ (722,668)

++ All or a portion of these contracts are holdings of the ADWAB Fund Limited.
^ All collateral for open futures contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.
+ The amount represents fair value derivative instruments subject to commodity risk exposure as of October 31, 2016.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The notional value of the derivative instruments outstanding as of October 31, 2016 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as October 31, 2016 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 36,989,199	$ -	$ -	$ 36,989,199
Exchange Traded Funds	102,671,486	-	-	102,671,486
Short-Term Investments	13,327,843	-	-	13,327,843
Total	$ 152,988,528	$ -	$ -	$ 152,988,528
Liabilities	Level 1	Level 2	Level 3	Total
Variation Margin-Open Futures Contracts	$ 722,668	$ -	$ -	$ 722,668
Total	$ 722,668	$ -	$ -	$ 722,668

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Arrow DWA Balanced Fund ("ADBF") with ADWAB Fund Limited CFC ("ADB-CFC") – The Consolidated Portfolio of Investments includes the accounts of ADB-CFC, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

ADBF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with ADBF's investment objectives and policies.

ADB-CFC utilizes commodity based derivative products to facilitate ADBF's pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, ADBF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the ADBF Prospectus.

A summary of the ADBF's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at October 31, 2016	% of Fund Net Assets at October 31, 2016
ADB-CFC	12/5/12	$3,376,936	2.17%

Arrow DWA Tactical Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2016
Shares		Value
	EXCHANGE TRADED FUNDS - 90.9%
	EQUITY FUNDS - 90.9%
713,616	iShares Latin America 40 ETF	$ 22,172,049
533,690	iShares MSCI Emerging Markets ETF	19,821,247
241,072	iShares Select Dividend ETF	20,262,102
1,483,350	PowerShares High Yield Equity Dividend Achievers Portfolio	23,021,592
233,125	SPDR S&P Dividend ETF	18,983,369
439,624	Technology Select Sector SPDR Fund	20,846,970
218,404	Vanguard Mid-Cap Value ETF	19,942,469
151,837	Vanguard Small-Cap Growth ETF	18,931,037
186,925	Vanguard Small-Cap Value ETF	20,081,353
		184,062,188

	TOTAL EXCHANGE TRADED FUNDS (Cost $181,922,961)	184,062,188

	SHORT-TERM INVESTMENT -7.5%
	MONEY MARKET FUND - 7.5%
15,156,693	Fidelity Institutional Money Market Fund - Money Market Portfolio - Class I	15,156,693
	to yield 0.76% * + (Cost $15,156,693)

	TOTAL INVESTMENTS - 98.4% (Cost $197,079,654) (a)	$ 199,218,881
	OTHER ASSETS LESS LIABILITIES - 1.6%	3,345,246
	NET ASSETS - 100.0%	$ 202,564,127

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $197,189,291 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 4,762,166
	Unrealized Depreciation	(2,732,576)
	Net Unrealized Appreciation:	$ 2,029,590

* Money market fund; interest rate reflects seven-day effective yield on October, 31 2016.
+ All or a portion of this investment is a holding of the ADWAT Fund Limited.

Arrow DWA Tactical Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2016

FUTURES CONTRACTS
Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts ++ ^	Expiration	Amount at Value	Gain / (Loss) +
107	Gold	Dec-16	$ 13,622,170	$ (655,283)
38	Silver	Dec-16	$ 3,381,240	$ (405,842)
Net Unrealized Loss from Open Long Futures Contracts				$ (1,061,125)

++ All or a portion of this investment is a holding of the ADWAT Fund Limited.
^ All collateral for open futures contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.
+ The amount represents fair value derivative instruments subject to commodity risk exposure as of October 31, 2016.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The notional value of the derivative instruments outstanding as of October 31, 2016 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as October 31, 2016 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 184,062,188	$ -	$ -	$ 184,062,188
Money Market Fund	15,156,693	-	-	15,156,693
Total	$ 199,218,881	$ -	$ -	$ 199,218,881
Liabilities	Level 1	Level 2	Level 3	Total
Variation Margin-Open Futures Contracts	$ 1,061,125	$ -	$ -	$ 1,061,125
Total	$ 1,061,125	$ -	$ -	$ 1,061,125

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Arrow DWA Tactical Fund ("ADTF") with ADWAT Fund Limited CFC ("ADT-CFC") – The Consolidated Portfolio of Investments includes the accounts of ADT-CFC, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

ADTF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with ADTF's investment objectives and policies.

ADT-CFC utilizes commodity based derivative products to facilitate ADTF's pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, ADTF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the ADTF Prospectus.

A summary of the ADTF's investments in the CFC is as follows:

	Inception Date of CFC	CFC Net Assets at October 31, 2016	% of Fund Net Assets at October 31, 2016
ADT-CFC	12/12/11	$2,655,232	1.31%

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2016
Shares		Value
	EXCHANGE TRADED FUND - 49.8%
	DEBT FUND - 49.8%
1,120,388	iShares iBoxx $ High Yield Corporate Bond ETF (Cost $90,912,659)	$ 96,375,776

	SHORT-TERM INVESTMENTS - 44.9%
	MONEY MARKET FUND - 3.6%
6,948,202	Fidelity Institutional Money Market Fund - Money Market Portfolio - Select Class	6,948,202
	to yield 0.76% *

Principal ($)
	U.S. TREASURY - 41.3% **
50,000,000	United States Treasury Bill, due 11/17/2016, 0.245%	49,994,000
30,000,000	United States Treasury Bill, due 1/19/2017, 0.340%	29,987,327
		79,981,327

	TOTAL SHORT-TERM INVESTMENTS (Cost $86,929,529)	86,929,529

	TOTAL INVESTMENTS - 94.7% (Cost $177,842,188) (a)	$ 183,305,305
	OTHER ASSETS LESS LIABILITIES - 5.3%	10,192,935
	NET ASSETS - 100.0%	$ 193,498,240

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $177,842,188 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation	$ 5,463,117
	Unrealized Depreciation	-
	Net Unrealized Appreciation	$ 5,463,117

* Money market fund; interest rate reflects seven-day effective yield on October 31, 2016.
** Interest rate represents discount rate at time of purchase.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2016

Unrealized Appreciation/ (Depreciation)
CREDIT DEFAULT SWAP CONTRACTS ^

December 2021, Exchange Traded Credit Default Swap to Sell Protection (1) - CDX.NA.HY.27 Maturity 12/20/21 - Counterparty Goldman Sachs, to receive fixed interest of 5% (Notional Amount $46,800,000)(3)
	Unrealized Appreciation from Credit Default Swap Contracts	$ 50,617	(2)

LONG INDEX SWAP CONTRACT ^

Proprietary Index July 2017, Long Custom Financial Futures Index Swap - Deutsche Bank AG, to receive the appreciation of the Index vs. the depreciation of the Index plus 0.70% per annum (Notional Amount $36,692,190)
	Unrealized Appreciation from Long Index Swap Contracts	$ 4,053,990

	Net Unrealized Appreciation on Swap Contracts	$ 4,104,607

^ All collateral for open swaps contracts consists of cash included as Deposits with brokers.
(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index.
(2) Consists of premium paid of $1,567,800 and current asset value of $1,618,417. The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3) The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of October 31, 2016 categorized by risk exposure:
Risk Exposure Category	Unrealized Gain/(Loss) at 10/31/2016
Credit Default Swap	$ 50,617
Interest Rate Contract	4,053,990

Total	$ 4,104,607

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Swap Agreements – The Fund is subject to interest price risk in the normal course of pursuing its investment objective. The Fund may hold equities subject to interest price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The notional value of the derivative instruments outstanding as of October 31, 2016 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as October 31, 2016 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$ 96,375,776	$ -	$ -	$ 96,375,776
Money Market Fund	6,948,202			6,948,202
Open Swap Contracts *	50,617	4,053,990	-	4,104,607
U.S. Treasury	-	79,981,327	-	79,981,327
Total	$ 103,374,595	$ 84,035,317	$ -	$ 187,409,912

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
* Derivative instruments include cumulative net unrealized gain or loss on futures contracts and swaps open as of October 31, 2016.

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2016
Shares		Value
	SHORT-TERM INVESTMENTS - 100.3%
	MONEY MARKET FUND - 13.8%
15,020,179	Fidelity Institutional Money Market Fund - Government Portfolio - Institutional Class	$ 15,020,179
	to yield 0.27% ** ++

Principal ($)
	U.S. TREASURY - 86.5%
19,000,000	United States Treasury Bills due 11/17/2016, 0.245% * ++	18,997,592
20,000,000	United States Treasury Bills due 12/22/2016, 0.340% *	19,994,050
20,000,000	United States Treasury Bills due 1/19/2017, 0.340% *	19,990,344
35,000,000	United States Treasury Bills due 2/16/2017, 0.515% * ++	34,967,975
		93,949,961

	TOTAL SHORT-TERM INVESTMENTS (Cost $108,970,140)	108,970,140

	TOTAL INVESTMENTS - 100.3% (Cost $108,970,140) (a)	$ 108,970,140
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(294,668)
	NET ASSETS - 100.0%	$ 108,675,472

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $108,970,140 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation	$ -
	Unrealized Depreciation	-
	Net Unrealized Appreciation	$ -

* Interest rate represents discount rate at time of purchase.
** Money market fund; interest rate reflects seven-day effective yield on October 31, 2016.
++ All or a portion of this investment is a holding of the Arrow MFS Fund Limited.

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2016

Unrealized Appreciation/ (Depreciation)
SWAP CONTRACTS ^ ++
FINANCIAL INDEX SWAP
	Price return swap with Societe Generale, S.A., London Branch. The swap provides exposure to the investment returns of WMA program of Dunn Capital Management, LLC. ("Dunn") calculated on a daily basis. Under the terms of the swap, the Advisor has the ability to reset the notional value or the trading level of the Swap as frequently as daily. The swap was effective on September, 30th, 2015 and has a term of five years there from unless earlier terminated. In addition, the swap provides for an annual fee of 0.50% payable to Societe Generale accrued on the notional level of the swap. (Notional Value $45,631,158)	$ 499,258

COMMODITY INDEX SWAP
	Price return swap with Societe Generale, S.A., London Branch. The swap provides exposure to the investment returns of WMA program of Dunn Capital Management, LLC. ("Dunn") calculated on a daily basis. Under the terms of the swap, the Advisor has the ability to reset the notional value or the trading level of the Swap as frequently as daily. The swap was effective on September, 30th, 2015 and has a term of five years there from unless earlier terminated. In addition, the swap provides for an annual fee of 0.50% payable to Societe Generale accrued on the notional level of the swap. (Notional Value $62,518,220)	$ (868,761)

Total Net Unrealized Depreciation on Swap Contracts		$ (369,503)

++ All or a portion of these contracts are holdings of the Arrow MFS Fund Limited.
^ All collateral for open futures/swap contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of October 31, 2016 categorized by risk exposure:
Risk Exposure Category	Unrealized Gain/(Loss) at October 31, 2016
Mixed; Interest rate, credit, foreign exchange and equity contracts	$ 499,258
Commodity Risk	(868,761)
Total	$ (369,503)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Swap Agreements – The Fund is subject to interest price risk in the normal course of pursuing its investment objective. The Fund may hold equities subject to interest price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.

The notional value of the derivative instruments outstanding as of October 31, 2016 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as October 31, 2016 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Money Market Fund	$ 15,020,179	$ -	$ -	$ 15,020,179
U.S. Treasury	-	93,949,961	-	93,949,961
Total	$ 15,020,179	$ 93,949,961	$ -	$ 108,970,140
Liabilities	Level 1	Level 2	Level 3	Total
Open Swap Contracts *	$ 369,503		$ -	$ 369,503
Total	$ 369,503	$ -	$ -	$ 369,503

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
* Derivative instruments include cumulative net unrealized gain or loss on futures contracts and swaps open as of October 31, 2016.

Consolidation of Subsidiaries – Arrow Managed Futures Strategy Fund ("AMFSF") with Arrow MFT Fund Limited ("AMFS-CFC") – The Consolidated Portfolio of Investments includes the accounts of AMFS-CFC, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

AMFSF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with AMFTF's investment objectives and policies.

AMFSF-CFC utilizes commodity based derivative products to facilitate AMFSF's pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, AMFTF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the AMFTF Prospectus.

A summary of the AMFTF's investments in the CFC is as follows:

	Inception Date of CFC	CFC Net Assets at October 31, 2016	% of Fund Net Assets at October 31, 2016
AMFSF-CFC	11/6/09	$19,372,754	17.83%

Arrow Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2016
Shares		Value
	EXCHANGE TRADED NOTE - 0.0%
	COMMODITY FUND - 0.0%
25	iPath Bloomberg Commodity Index Total Return ETN * (Cost $512)	$ 585

Principal	SHORT-TERM INVESTMENTS - 86.0%
	MONEY MARKET FUND - 10.5%
176,837	Fidelity Institutional Money Market Fund - Government Portfolio - Institutional Class	176,837
	to yield 0.27% *** ++

Principal
	U.S. TREASURY - 75.5%
250,000	United States Treasury Bill due 11/17/2016, 0.245% **	249,970
1,025,000	United States Treasury Bill due 1/19/2016, 0.340% **	1,024,516
		1,274,486

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,451,323)	1,451,323

	TOTAL INVESTMENTS - 86.0% (Cost $1,451,835) (a)	$ 1,451,908
	OTHER ASSETS LESS LIABILITIES - 14.0%	236,097
	NET ASSETS - 100.0%	$ 1,688,005

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,451,860 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 48
	Unrealized Depreciation:	-
	Net Unrealized Appreciation:	$ 48
* Non-Income producing security.
** Interest rate represents discount rate at time of purchase.
*** Money market fund; interest rate reflects seven-day effective yield on October 31, 2016.
++ All or a portion of this investment is a holding of the ACT Fund Limited.

Arrow Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2016

	FUTURES CONTRACTS
Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts ++ ^	Expiration	Amount at Value	Gain / (Loss) +
2	Cocoa	Dec-17	$ 52,500	$ (4,500)
3	Coffee	Dec-17	197,213	17,288
2	Copper Future	Dec-17	111,625	5,975
2	Corn Future	Dec-17	38,975	-
2	Cotton	Dec-17	69,160	1,880
2	Crude Oil Future	Dec-17	102,320	3,160
2	Gasoline RBOB	Jun-17	138,718	10,458
2	Gold	Dec-17	258,380	(9,120)
2	Lean Hogs	Jun-17	58,900	(1,890)
2	Live Cattle	Jun-17	76,520	(2,720)
3	Natural Gas Future	Mar-18	99,180	3,030
2	NY Harbor ULSD Future	Jun-17	130,595	5,838
2	Silver	Dec-17	181,690	(15,310)
2	Soybean Future	Nov-17	99,450	6,762
2	Wheat Future	Dec-17	49,250	750
2	World Sugar # 11	Mar-18	44,666	1,232
	Net Unrealized Gain from Open Futures Contracts			$ 22,833

++ All or a portion of these contracts are holdings of the ACT Fund Limited.
^ All collateral for open futures/swaps contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.
+ The amount represents fair value derivative instruments subject to commodity risk exposure as of October 31, 2016.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The notional value of the derivative instruments outstanding as of October 31, 2016 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of October 31, 2016 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Note	$ 585	$ -	$ -	$ 585
U.S. Treasury	-	1,274,486	-	1,274,486
Money Market Fund	176,837		-	176,837
Variation Margin-Open Futures Contracts	22,833	-	-	22,833
Total	$ 200,255	$ 1,274,486	$ -	$ 1,474,741

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.
A summary of the ACS's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at October 31, 2016	% of Fund Net Assets at October 31, 2016
ACS-CFC	1/3/11	$371,711	22.02%

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 12/21/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 12/21/16

By (Signature and Title)

*/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 12/21/16